Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

NOTE 15: EQUITY

Composition of share capital:

	December 31
	2025		2024
	Number of shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares with 0.01 GBP par value per share	100,000,000	47,635,875	100,000,000	47,635,875

Private Placement

As part of the Transaction (see Note 1), on January 10, 2022, the Company completed a private placement of 31,680,000 INX subscription receipts (units) for gross proceeds of $31,283. Each unit consists of one Ordinary share and one-half of one Ordinary share purchase warrant exercisable for two years at an exercise price of CAD1.88 ($1.49) per share. As the exercise price of the warrants is denominated in CAD while the functional currency of the Company is the U.S. Dollar, the warrants are accounted for as a derivative liability.

The warrants were valued at $4,255 as of the date of the private placement. The balance of gross proceeds from the private placement in the amount of $27,028 was allocated to ordinary shares with the addition to equity of $25,336, net of the issuance cost of $1,692.

Agents of the private placement collectively received cash commissions of $1,951, of which $259 was allocated to the warrants and remaining amount was recorded as transaction fees in profit or loss.

The placement agents also received 1,810,740 agent compensation options exercised into one common share of the Parent Company at an exercise price of CAD1.25 ($0.99). The options were valued at $515.

As a result of the Transaction (see Note 1), effective on January 10, 2022, options granted and warrants issued by INX prior to such date were surrendered and cancelled, and new options and warrants of the Parent Company were issued to holders with equivalent terms, adjusted for the Exchange Ratio, as defined under the agreement. Upon the cancellation of the private placement warrants, the warrant liability in the amount of $4,255 was derecognized and recorded as a contribution to equity.

Composition of other comprehensive income (loss) (OCI):

	Reserve from financial assets measured at fair value through OCI	Gain (loss) on foreign currency translation	Total
Balance as of December 31, 2022	$(929)	$(325)	$(1,254)
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	77	-	77
Unrealized gain on available-for-sale securities	1,086	-	1,086
Foreign currency translation	-	(53)	(53)
Balance as of December 31, 2023	$234	$(378)	$(144)
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	(265)	-	(265)
Unrealized gain on available-for-sale securities	600	-	600
Foreign currency translation	-	44	44
Reclassification on sale of subsidiary	-	356	356
Balance as of December 31, 2024	$569	22	591
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	(710)	-	(710)
Unrealized gain on available-for-sale securities	141	-	141
Foreign currency translation	-	(22)	(22)
Balance as of December 31, 2025	$-	-	-